Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 30, 2012
Registrant Name	First Investors Equity Funds
Central Index Key	0000886048
Amendment Flag	false
Document Creation Date	Jun. 26, 2012
Document Effective Date	Jun. 26, 2012
Prospectus Date	Jan. 31, 2012